Preferred Stock (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Oct. 31, 2014
Class of Stock [Line Items]
Proceeds from sale of preferred stock, net	$ 3,713,872		$ 0
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
December 31, 2013 Balance par value	0
Debt converted to company stock	2,146,976		5,644,948
Total December 31, 2014 par value	334		0
Conversion of convertible debt , Additional Paid in Capital			763,659
Preferred Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	0
Issuance of stock, Shares issued (in shares)	2,264,238	[1]
Conversion of convertible debt, Shares issued(in shares)	1,073,487	[1]		1,073,487
Balance (in shares)	3,337,725
Conversion of convertible debt, price per share (in dollars per share)	$ 2.00	[1]
Debt Instrument, Convertible, Conversion Price	$ 2.00	[1]
Gross proceeds from conversion of convertible debt December 31, 2013	6,675,452
Proceeds from sale of preferred stock, net	4,528,476	[1]
Conversion of convertible debt ,Gross proceeds	2,146,976	[1]
Preferred stock, par value (in dollars per share)	$ 0.0001	[1]
Gross proceeds from conversion of convertable debt December 31, 2014	0
December 31, 2013 Balance par value	0
Issuance of stock, Value of Services Obtained	227	[1]
Debt converted to company stock	107	[1]
Total December 31, 2014 par value	334
Total December 31, 2014 Additional Paid in Capital	6,675,118	[2]
Issuance of stock, Additional Paid in Capital	4,528,249	[1],[2]
Conversion of convertible debt , Additional Paid in Capital	2,146,869	[1],[2]
Balance at December 31,2013, Additional Paid in Capital	$ 0	[2]
Preferred Stock [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)	$ 0.0001	[1]

[1]	Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.
[2]	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.